Balance Sheet Components - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 23,713	$ 18,185	$ 12,736
Less: accumulated depreciation and amortization	(11,475)	(10,879)	(9,805)
Property and equipment, net	12,238	7,306	2,931
Prototype
Property Plant And Equipment [Line Items]
Property and equipment, gross	6,346	6,492	6,342
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	6,056	7,128	4,214
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,621	1,532	1,270
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Property and equipment, gross	363	350	263
Software
Property Plant And Equipment [Line Items]
Property and equipment, gross	954	832	$ 647
Construction In Progress
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 5,373	$ 1,851